Loans, impaired loans and allowance for credit losses (Tables)	6 Months Ended
Apr. 30, 2019
Text block [abstract]
Disclosure of Loans at Amortized Cost
(a)	Loans at amortized cost

	As at
	April 30, 2019
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$260,586	$734	$259,852
Personal loans	97,874	2,117	95,757
Credit cards	17,730	1,360	16,370
Business and government	212,920	1,084	211,836
Total	$589,110	$5,295	$583,815

	As at
	January 31, 2019			October 31, 2018
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$258,649	$709	$257,940	$253,357	$678	$252,679
Personal loans	96,650	2,111	94,539	96,019	2,109	93,910
Credit cards	17,124	1,212	15,912	16,485	1,213	15,272
Business and government	198,793	1,079	197,714	191,038	1,065	189,973
Total	$571,216	$5,111	$566,105	$556,899	$5,065	$551,834

Schedule of Impaired Loans
(b)	Impaired loans(1)(2)

	As at
	April 30, 2019
($ millions)	Gross impaired loans	Allowance for credit losses	Net
Residential mortgages	$1,922	$368	$1,554
Personal loans	1,131	627	504
Credit cards	–	–	–
Business and government	2,311	674	1,637
Total	$5,364	$1,669	$3,695
By geography:
Canada	$1,078	$371	$707
United States	129	17	112
Mexico	463	188	275
Peru	639	325	314
Chile	842	172	670
Colombia	578	154	424
Other international	1,635	442	1,193
Total	$5,364	$1,669	$3,695

	As at
	January 31, 2019			October 31, 2018
($ millions)	Gross impaired loans	Allowance for credit losses	Net	Gross impaired loans	Allowance for credit losses	Net
Residential mortgages	$1,868	$362	$1,506	$1,797	$360	$1,437
Personal loans	1,108	640	468	1,069	644	425
Credit cards	–	–	–	–	–	–
Business and government	2,311	678	1,633	2,264	673	1,591
Total	$5,287	$1,680	$3,607	$5,130	$1,677	$3,453
By geography:
Canada	$1,058	$367	$691	$999	$381	$618
United States	108	24	84	80	25	55
Mexico	413	172	241	359	164	195
Peru	615	338	277	581	317	264
Chile	793	158	635	753	158	595
Colombia	607	162	445	619	159	460
Other international	1,693	459	1,234	1,739	473	1,266
Total	$5,287	$1,680	$3,607	$5,130	$1,677	$3,453
(1)	Interest income recognized on impaired loans during the three months ended April 30, 2019 was $12 (January 31, 2019 – $14; October 31, 2018 – $12).
(2)	Additional interest income of approximately $100 would have been recorded if the above loans had not been classified as impaired (January 31, 2019 – $94; October 31, 2018 – $93).

Schedule of Allowance for Credit Losses
Allowance for credit losses on loans
($ millions)	Balance as at October 31 2018	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30 2019
Residential mortgages	$678	$59	$(30)	$27	$734
Personal loans	2,109	729	(776)	55	2,117
Credit cards	1,213	648	(537)	36	1,360
Business and government	1,147	125	(105)	(10)	1,157
	$5,147	$1,561	$(1,448)	$108	$5,368
Presented as:
Allowance for credit losses on loans	$5,065				$5,295
Allowance for credit losses on acceptances	8				10
Allowance for credit losses on off-balance sheet exposures	74				63

($ millions)	Balance as at October 31 2017	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at April 30 2018
Residential mortgages	$717	$36	$(36)	$1	$718
Personal loans	1,879	586	(579)	38	1,924
Credit cards	1,163	385	(424)	48	1,172
Business and government	1,261	81	(143)	(6)	1,193
	$5,020	$1,088	$(1,182)	$81	$5,007
Presented as:
Allowance for credit losses on loans	$4,920				$4,929
Allowance for credit losses on acceptances	16				5
Allowance for credit losses on off-balance sheet exposures	84				73

Allowance for credit losses on loans	As at April 30, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$129	$237	$368	$734
Personal loans	609	881	627	2,117
Credit cards	458	902	–	1,360
Business and government	157	253	674	1,084
Total(1)	$1,353	$2,273	$1,669	$5,295
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $81.

Allowance for credit losses on loans	As at October 31, 2018
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$112	$206	$360	$678
Personal loans	578	887	644	2,109
Credit cards	401	812	–	1,213
Business and government	132	260	673	1,065
Total(1)	$1,223	$2,165	$1,677	$5,065
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $89.

Allowance for credit losses on loans	As at April 30, 2018
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$108	$206	$404	$718
Personal loans	502	827	595	1,924
Credit cards	375	797	–	1,172
Business and government	118	250	747	1,115
Total(1)	$1,103	$2,080	$1,746	$4,929
(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks amounted to $88.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended								As at and for the six months ended
	April 30, 2019				January 31, 2019				April 30, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$121	$226	$362	$709	$112	$206	$360	$678	$112	$206	$360	$678
Provision for credit losses
Remeasurement(1)	(17)	7	27	17	(24)	8	29	13	(41)	15	56	30
Newly originated or purchased financial assets	12	–	–	12	23	–	–	23	35	–	–	35
Derecognition of financial assets and maturities	–	(2)	–	(2)	(1)	(3)	–	(4)	(1)	(5)	–	(6)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	15	(13)	(2)	–	12	(11)	(1)	–	27	(24)	(3)	–
Stage 2	(3)	27	(24)	–	(5)	28	(23)	–	(8)	55	(47)	–
Stage 3	–	(10)	10	–	–	(9)	9	–	–	(19)	19	–
Gross write-offs	–	–	(23)	(23)	–	–	(20)	(20)	–	–	(43)	(43)
Recoveries	–	–	11	11	–	–	2	2	–	–	13	13
Foreign exchange and other movements	1	2	7	10	4	7	6	17	5	9	13	27
Balance at end of period(2)	$129	$237	$368	$734	$121	$226	$362	$709	$129	$237	$368	$734
Personal loans
Balance at beginning of period	$596	$875	$640	$2,111	$578	$887	$644	$2,109	$578	$887	$644	$2,109
Provision for credit losses
Remeasurement(1)	(155)	138	300	283	(152)	140	304	292	(307)	278	604	575
Newly originated or purchased financial assets	123	–	–	123	118	–	–	118	241	–	–	241
Derecognition of financial assets and maturities	(20)	(23)	–	(43)	(19)	(25)	–	(44)	(39)	(48)	–	(87)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	110	(107)	(3)	–	108	(107)	(1)	–	218	(214)	(4)	–
Stage 2	(48)	70	(22)	–	(46)	66	(20)	–	(94)	136	(42)	–
Stage 3	(1)	(79)	80	–	(1)	(79)	80	–	(2)	(158)	160	–
Gross write-offs	–	–	(438)	(438)	–	–	(480)	(480)	–	–	(918)	(918)
Recoveries	–	–	70	70	–	–	72	72	–	–	142	142
Foreign exchange and other movements	4	7	–	11	10	(7)	41	44	14	–	41	55
Balance at end of period(2)	$609	$881	$627	$2,117	$596	$875	$640	$2,111	$609	$881	$627	$2,117
Credit cards
Balance at beginning of period	$410	$802	$–	$1,212	$401	$812	$–	$1,213	$401	$812	$–	$1,213
Provision for credit losses
Remeasurement(1)	(141)	220	204	283	(68)	108	170	210	(209)	328	374	493
Newly originated or purchased financial assets	171	–	–	171	46	–	–	46	217	–	–	217
Derecognition of financial assets and maturities	(15)	(16)	–	(31)	(14)	(17)	–	(31)	(29)	(33)	–	(62)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	63	(63)	–	–	69	(69)	–	–	132	(132)	–	–
Stage 2	(32)	32	–	–	(32)	32	–	–	(64)	64	–	–
Stage 3	–	(71)	71	–	–	(70)	70	–	–	(141)	141	–
Gross write-offs	–	–	(335)	(335)	–	–	(312)	(312)	–	–	(647)	(647)
Recoveries	–	–	55	55	–	–	55	55	–	–	110	110
Foreign exchange and other movements	2	(2)	5	5	8	6	17	31	10	4	22	36
Balance at end of period(2)	$458	$902	$–	$1,360	$410	$802	$–	$1,212	$458	$902	$–	$1,360

	As at and for the three months ended								As at and for the six months ended
	April 30, 2019				January 31, 2019				April 30, 2019
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business and government
Balance at beginning of period	$197	$272	$679	$1,148	$173	$291	$675	$1,139	$173	$291	$675	$1,139
Provision for credit losses
Remeasurement(1)	(8)	13	64	69	(16)	12	69	65	(24)	25	133	134
Newly originated or purchased financial assets	41	–	–	41	39	–	–	39	80	–	–	80
Derecognition of financial assets and maturities	(38)	(4)	(8)	(50)	(27)	(8)	(7)	(42)	(65)	(12)	(15)	(92)
Changes in models and methodologies	–	–	–	–	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	7	(7)	–	–	30	(30)	–	–	37	(37)	–	–
Stage 2	(3)	3	–	–	(5)	7	(2)	–	(8)	10	(2)	–
Stage 3	–	(3)	3	–	–	(2)	2	–	–	(5)	5	–
Gross write-offs	–	–	(67)	(67)	–	–	(65)	(65)	–	–	(132)	(132)
Recoveries	–	–	11	11	–	–	16	16	–	–	27	27
Foreign exchange and other movements	2	–	(7)	(5)	3	2	(9)	(4)	5	2	(16)	(9)
Balance at end of period including off-balance sheet exposures(2)	$198	$274	$675	$1,147	$197	$272	$679	$1,148	$198	$274	$675	$1,147
Less: Allowance for credits losses on off-balance sheet exposures(2)(3)	(41)	(21)	(1)	(63)	(45)	(23)	(1)	(69)	(41)	(21)	(1)	(63)
Balance at end of period(2)	$157	$253	$674	$1,084	$152	$249	$678	$1,079	$157	$253	$674	$1,084
(1)

Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans totaled $100 (January 31, 2019 – $94).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
(4)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(5)	There are no accumulated credit losses on purchased or originated credit impaired loans.

Summary of Carrying Value of Exposures by Risk Rating
(d)	Carrying value of exposures by risk rating

Residential mortgages	As at April 30, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(1)	Total	Stage 1	Stage 2	Stage 3(1)	Total
Very low	$148,139	$403	$–	$148,542	$146,461	$307	$–	$146,768
Low	59,025	426	–	59,451	58,154	378	–	58,532
Medium	12,635	1,016	–	13,651	11,689	972	–	12,661
High	1,610	3,341	–	4,951	1,615	3,515	–	5,130
Very high	16	1,932	–	1,948	25	1,779	–	1,804
Loans not graded(2)	26,202	3,919	–	30,121	23,139	3,526	–	26,665
Default	–	–	1,922	1,922	–	–	1,797	1,797
Total	$247,627	$11,037	$1,922	$260,586	$241,083	$10,477	$1,797	$253,357
Allowance for credit losses	129	237	368	734	112	206	360	678
Carrying value	$247,498	$10,800	$1,554	$259,852	$240,971	$10,271	$1,437	$252,679
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at April 30, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3(1)	Total	Stage 1	Stage 2	Stage 3(1)	Total
Very low	$29,788	$90	$–	$29,878	$30,660	$66	$–	$30,726
Low	26,197	275	–	26,472	26,039	151	–	26,190
Medium	8,694	593	–	9,287	8,315	402	–	8,717
High	6,892	3,455	–	10,347	6,686	3,647	–	10,333
Very high	56	1,550	–	1,606	58	1,362	–	1,420
Loans not graded(2)	16,754	2,399	–	19,153	15,452	2,112	–	17,564
Default	–	–	1,131	1,131	–	–	1,069	1,069
Total	$88,381	$8,362	$1,131	$97,874	$87,210	$7,740	$1,069	$96,019
Allowance for credit losses	609	881	627	2,117	578	887	644	2,109
Carrying value	$87,772	$7,481	$504	$95,757	$86,632	$6,853	$425	$93,910
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at April 30, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,325	$9	$–	$1,334	$1,418	$5	$–	$1,423
Low	2,442	16	–	2,458	2,436	14	–	2,450
Medium	3,477	52	–	3,529	3,358	71	–	3,429
High	3,205	1,498	–	4,703	2,929	1,455	–	4,384
Very high	43	730	–	773	37	697	–	734
Loans not graded(1)	3,450	1,483	–	4,933	2,906	1,159	–	4,065
Default	–	–	–	–	–	–	–	–
Total	$13,942	$3,788	$–	$17,730	$13,084	$3,401	$–	$16,485
Allowance for credit losses	458	902	–	1,360	401	812	–	1,213
Carrying value	$13,484	$2,886	$–	$16,370	$12,683	$2,589	$–	$15,272
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at April 30, 2019				As at October 31, 2018
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$74,992	$1	$–	$74,993	$72,321	$–	$–	$72,321
Low	17,140	1	–	17,141	16,531	2	–	16,533
Medium	6,392	116	–	6,508	6,029	79	–	6,108
High	2,853	698	–	3,551	2,631	670	–	3,301
Very high	29	345	–	374	26	367	–	393
Loans not graded(1)	10,962	2,327	–	13,289	14,774	3,364	–	18,138
Default	–	–	–	–	–	–	–	–
Carrying value	$112,368	$3,488	$–	$115,856	$112,312	$4,482	$–	$116,794
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at April 30, 2019				As at October 31, 2018
Grade ($ millions)	Stage 1	Stage 2	Stage 3(1)	Total	Stage 1	Stage 2	Stage 3(1)	Total
Investment grade	$100,140	$1,587	$–	$101,727	$87,047	$3,770	$–	$90,817
Non-investment grade	91,152	12,990	–	104,142	83,730	9,706	–	93,436
Watch list	147	2,762	–	2,909	130	2,689	–	2,819
Loans not graded(2)	1,752	79	–	1,831	1,050	652	–	1,702
Default	–	–	2,311	2,311	–	–	2,264	2,264
Total	$193,191	$17,418	$2,311	$212,920	$171,957	$16,817	$2,264	$191,038
Allowance for credit losses	157	253	674	1,084	132	260	673	1,065
Carrying value	$193,034	$17,165	$1,637	$211,836	$171,825	$16,557	$1,591	$189,973
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at April 30, 2019				As at October 31, 2018
Grade ($ millions)	Stage 1	Stage 2	Stage 3(1)	Total	Stage 1	Stage 2	Stage 3(1)	Total
Investment grade	$173,367	$1,703	$–	$175,070	$159,880	$1,663	$–	$161,543
Non-investment grade	57,522	2,740	–	60,262	56,001	3,445	–	59,446
Watch list	25	943	–	968	81	977	–	1,058
Loans not graded(2)	2,325	201	–	2,526	2,178	28	–	2,206
Default	–	–	65	65	–	–	4	4
Total	$233,239	$5,587	$65	$238,891	$218,140	$6,113	$4	$224,257
Allowance for credit losses	41	21	1	63	41	31	2	74
Carrying value	$233,198	$5,566	$64	$238,828	$218,099	$6,082	$2	$224,183
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(e)	Loans past due but not impaired(1)

A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at April 30, 2019
($ millions)	31-60 days	61-90 days	91 days and greater(2)	Total
Residential mortgages	$1,285	$559	$–	$1,844
Personal loans	654	344	–	998
Credit cards	277	187	402	866
Business and government	232	134	–	366
Total	$2,448	$1,224	$402	$4,074

	As at January 31, 2019
($ millions)	31-60 days	61-90 days	91 days and greater(2)	Total
Residential mortgages	$1,256	$592	$–	$1,848
Personal loans	614	367	–	981
Credit cards	230	161	380	771
Business and government	220	69	–	289
Total	$2,320	$1,189	$380	$3,889

	As at October 31, 2018
($ millions)	31-60 days	61-90 days	91 days and greater(2)	Total
Residential mortgages	$1,290	$521	$–	$1,811
Personal loans	609	322	–	931
Credit cards	231	154	353	738
Business and government	167	40	–	207
Total	$2,297	$1,037	$353	$3,687
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans

The following table provides details of such assets:

	As at
($ millions)	April 30 2019	January 31 2019	October 31 2018
Unpaid principal balance(1)	$538	$533	$548
Credit related fair value adjustments	(150)	(156)	(168)
Carrying value	388	377	380
Stage 3 allowance	–	–	–
Carrying value net related allowance	$388	$377	$380
(1)	Represents principal amount owed net of write-offs.